Investment Properties - Key Assumptions and Fair Values of Investment Properties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 8,169	$ 8,287	$ 273
Bottom of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	1.03%	1.02%
Profit margin ratio	12.00%	12.00%
Capitalization rate	0.79%	0.79%
Top of Range [Member]
Disclosure of detailed information about investment property [Line Items]
Overall capital interest rate	4.04%	4.04%
Profit margin ratio	20.00%	20.00%
Capitalization rate	1.74%	1.75%
At fair value [Member]
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 18,701	$ 18,515